Schedule of Investments - Virtus WMC International Dividend ETF (Formerly Virtus WMC Global Factor Opportunities ETF)

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 18.6%
BCE, Inc. (Canada)	1,942	$81,424
Deutsche Telekom AG (Germany)	1,613	26,914
Elisa OYJ (Finland)	285	16,940
HKT Trust & HKT Ltd. (Hong Kong)	38,086	56,119
Kakaku.com, Inc. (Japan)	207	4,973
KDDI Corp. (Japan)	968	29,802
Koninklijke KPN NV (Netherlands)	12,800	33,081
Nexon Co., Ltd. (Japan)	233	6,009
Nippon Telegraph & Telephone Corp. (Japan)	1,547	35,710
NTT DOCOMO, Inc. (Japan)	2,068	56,801
Orange SA (France)	3,616	42,220
PCCW Ltd. (Hong Kong)	182,700	103,015
Proximus SADP (Belgium)	1,786	36,838
Scout24 AG (Germany)(1)	130	11,248
SES SA (Luxembourg)	919	6,491
Singapore Telecommunications Ltd. (Singapore)	15,497	27,971
Softbank Corp. (Japan)	4,807	64,234
SoftBank Group Corp. (Japan)	100	6,230
Spark New Zealand Ltd. (New Zealand)	7,318	23,927
Square Enix Holdings Co., Ltd. (Japan)	100	5,328
Swisscom AG (Switzerland)	100	53,119
Tele2 AB Class B (Sweden)	1,720	24,301
Telefonica Deutschland Holding AG (Germany)	19,486	53,367
Telenet Group Holding NV (Belgium)	749	29,115
Telenor ASA (Norway)	964	14,918
Telia Co. AB (Sweden)	3,575	13,876
TELUS Corp. (Canada)	2,330	40,409
Vodafone Group PLC (United Kingdom)	15,471	23,403
Z Holdings Corp. (Japan)	2,191	11,529
Total Communication Services		939,312
Consumer Discretionary - 2.1%
ABC-Mart, Inc. (Japan)	192	10,121
Bridgestone Corp. (Japan)	504	14,731
Genting Singapore Ltd. (Singapore)	39,549	21,156
Sekisui House Ltd. (Japan)	1,461	26,472
Sumitomo Rubber Industries Ltd. (Japan)	560	4,635
USS Co., Ltd. (Japan)	1,292	19,175
Wesfarmers Ltd. (Australia)	373	12,405
Total Consumer Discretionary		108,695
Consumer Staples - 10.8%
British American Tobacco PLC (United Kingdom)	2,199	72,668
Carrefour SA (France)	329	5,232
Coles Group Ltd. (Australia)	1,003	13,021
Dairy Farm International Holdings Ltd. (Hong Kong)	1,137	4,866
Danone SA (France)	251	16,717
Imperial Brands PLC (United Kingdom)	3,329	55,604
J Sainsbury PLC (United Kingdom)	7,159	17,538
Japan Tobacco, Inc. (Japan)	5,705	97,657
Kao Corp. (Japan)	66	4,761
Kirin Holdings Co., Ltd. (Japan)	600	11,529
Koninklijke Ahold Delhaize NV (Netherlands)	967	27,873
Nestle SA (Switzerland)	897	106,026
Security Description	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Reckitt Benckiser Group PLC (United Kingdom)	130	$13,113
Seven & i Holdings Co., Ltd. (Japan)	241	7,299
Tesco PLC (United Kingdom)	2,891	8,216
Unilever NV (United Kingdom)	812	47,901
Unilever PLC (United Kingdom)	460	27,536
WH Group Ltd. (Hong Kong)(1)	5,474	4,866
Wm Morrison Supermarkets PLC (United Kingdom)	2,862	7,000
Total Consumer Staples		549,423
Energy - 6.5%
BP PLC (United Kingdom)	12,993	46,797
Enbridge, Inc. (Canada)	2,568	82,191
Eni SpA (Italy)	5,295	47,035
Galp Energia SGPS SA (Portugal)	2,680	28,096
Repsol SA (Spain)	7,853	60,868
TC Energy Corp. (Canada)	261	11,896
TOTAL SE (France)	1,448	53,388
Total Energy		330,271
Financials - 21.8%
Admiral Group PLC (United Kingdom)	478	15,017
Ageas SA/NV (Belgium)	297	11,143
Allianz SE (Germany)	24	4,982
Assicurazioni Generali SpA (Italy)	3,370	50,256
Aviva PLC (United Kingdom)	25,013	86,341
AXA SA (France)	4,690	93,167
Bank of Nova Scotia (The) (Canada)	1,142	46,901
Banque Cantonale Vaudoise (Switzerland)	199	20,824
BOC Hong Kong Holdings Ltd. (China)	20,512	57,167
Canadian Imperial Bank of Commerce (Canada)	593	41,053
DBS Group Holdings Ltd. (Singapore)	3,068	44,144
Direct Line Insurance Group PLC (United Kingdom)	14,737	57,178
Great-West Lifeco, Inc. (Canada)	1,711	30,249
Hang Seng Bank Ltd. (Hong Kong)	2,170	34,131
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	116	5,541
IGM Financial, Inc. (Canada)	797	19,594
Japan Exchange Group, Inc. (Japan)	232	5,479
Japan Post Bank Co., Ltd. (Japan)	3,081	22,877
Legal & General Group PLC (United Kingdom)	6,227	17,443
M&G PLC (United Kingdom)	8,188	17,213
Mapfre SA (Spain)	13,594	24,436
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,620	13,447
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	1,125	4,729
Mizuho Financial Group, Inc. (Japan)	14,688	17,705
MS&AD Insurance Group Holdings, Inc. (Japan)	820	20,420
NN Group NV (Netherlands)	847	30,929
ORIX Corp. (Japan)	1,108	11,891
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,712	48,046
Poste Italiane SpA (Italy)(1)	1,112	10,154
Power Corp. of Canada (Canada)	912	16,184

Schedule of Investments - Virtus WMC International Dividend ETF (Formerly Virtus WMC Global Factor Opportunities ETF) (continued)

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Royal Bank of Canada (Canada)	145	$10,003
SBI Holdings, Inc. (Japan)	250	5,212
Seven Bank Ltd. (Japan)	2,758	6,696
Singapore Exchange Ltd. (Singapore)	1,238	7,361
Standard Life Aberdeen PLC (United Kingdom)	8,179	26,809
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,100	29,096
Swiss Life Holding AG (Switzerland)	20	7,280
Swiss Re AG (Switzerland)	610	47,864
Toronto-Dominion Bank (The) (Canada)	251	11,107
United Overseas Bank Ltd. (Singapore)	966	13,632
Zurich Insurance Group AG (Switzerland)	158	58,083
Total Financials		1,101,784
Health Care - 12.1%
Astellas Pharma, Inc. (Japan)	881	13,733
AstraZeneca PLC (United Kingdom)	382	42,653
Bayer AG (Germany)	524	34,714
Chugai Pharmaceutical Co., Ltd. (Japan)	472	21,118
Coloplast A/S Class B (Denmark)	72	12,255
CSL Ltd. (Australia)	72	13,894
Daiichi Sankyo Co., Ltd. (Japan)	132	11,545
Eisai Co., Ltd. (Japan)	65	5,211
Genmab A/S (Denmark)*	15	5,123
GlaxoSmithKline PLC (United Kingdom)	3,239	64,861
Hoya Corp. (Japan)	52	5,119
Novartis AG (Switzerland)	1,184	97,705
Novo Nordisk A/S Class B (Denmark)	609	40,162
Ono Pharmaceutical Co., Ltd. (Japan)	576	16,126
Orion OYJ Class B (Finland)	339	14,783
Otsuka Holdings Co., Ltd. (Japan)	134	5,532
Roche Holding AG (Switzerland)	286	98,851
Sanofi (France)	526	54,866
Siemens Healthineers AG (Germany)(1)	106	5,488
Takeda Pharmaceutical Co., Ltd. (Japan)	1,335	47,369
Total Health Care		611,108
Industrials - 5.1%
ABB Ltd. (Switzerland)	503	12,524
ANDRITZ AG (Austria)	146	4,898
Aurizon Holdings Ltd. (Australia)	8,897	28,286
Bouygues SA (France)*	223	7,881
Deutsche Post AG (Germany)*	776	31,317
ITOCHU Corp. (Japan)	515	11,190
Kone OYJ Class B (Finland)	137	10,851
Kyushu Railway Co. (Japan)	531	10,424
Mitsubishi Corp. (Japan)	2,195	43,950
Mitsui & Co., Ltd. (Japan)	1,461	21,724
NWS Holdings Ltd. (Hong Kong)	57,891	44,817
SG Holdings Co., Ltd. (Japan)	147	5,374
Shimizu Corp. (Japan)	642	4,585
Siemens AG (Germany)	41	5,231
Singapore Technologies Engineering Ltd. (Singapore)	6,183	14,715
Total Industrials		257,767
Information Technology - 7.8%
Advantest Corp. (Japan)	83	4,469
ASML Holding NV (Netherlands)	75	26,477
Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Canon, Inc. (Japan)	3,899	$61,733
Disco Corp. (Japan)	21	4,993
Fujitsu Ltd. (Japan)	95	12,672
GMO Payment Gateway, Inc. (Japan)	50	5,196
Itochu Techno-Solutions Corp. (Japan)	608	24,554
Keyence Corp. (Japan)	13	5,431
Lasertec Corp. (Japan)	72	6,258
NEC Corp. (Japan)	98	5,453
Nomura Research Institute Ltd. (Japan)	342	8,969
Obic Co., Ltd. (Japan)	84	15,006
Oracle Corp Japan (Japan)	472	56,539
Otsuka Corp. (Japan)	355	18,311
SAP SE (Germany)	213	33,566
SCSK Corp. (Japan)	103	5,196
Seiko Epson Corp. (Japan)	578	6,066
Shopify, Inc. Class A (Canada)*	31	31,702
Tokyo Electron Ltd. (Japan)	80	21,766
Trend Micro, Inc. (Japan)	260	15,105
Venture Corp. Ltd. (Singapore)	1,942	25,300
Total Information Technology		394,762
Materials - 3.4%
Agnico Eagle Mines Ltd. (Canada)	81	6,433
Barrick Gold Corp. (Canada)	525	15,172
BASF SE (Germany)	999	55,085
EMS-Chemie Holding AG (Switzerland)	22	18,920
Evolution Mining Ltd. (Australia)	1,476	6,222
Evonik Industries AG (Germany)	185	4,984
Franco-Nevada Corp. (Canada)	35	5,594
Givaudan SA (Switzerland)	2	8,225
Mitsubishi Gas Chemical Co., Inc. (Japan)	348	5,480
Nitto Denko Corp. (Japan)	92	5,171
Nutrien Ltd. (Canada)	268	8,728
UPM-Kymmene OYJ (Finland)	947	25,244
Wheaton Precious Metals Corp. (Brazil)	108	5,859
Total Materials		171,117
Real Estate - 3.2%
Aroundtown SA (Germany)*	1,052	6,330
Ascendas Real Estate Investment Trust (Singapore)	10,196	26,269
Daito Trust Construction Co., Ltd. (Japan)	90	7,033
Henderson Land Development Co., Ltd. (Hong Kong)	8,453	31,684
ICADE (France)	473	31,202
Kerry Properties Ltd. (Hong Kong)	6,034	14,357
Link REIT (Hong Kong)	660	5,122
Mapletree Logistics Trust (Singapore)	3,540	5,488
New World Development Co., Ltd. (Hong Kong)	1,073	5,233
Sino Land Co., Ltd. (Hong Kong)	16,181	19,604
Sun Hung Kai Properties Ltd. (Hong Kong)	665	8,143
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	1,243	4,394
Total Real Estate		164,859
Utilities - 8.1%
AusNet Services (Australia)	4,265	5,424
CK Infrastructure Holdings Ltd. (Hong Kong)	2,900	15,117
CLP Holdings Ltd. (Hong Kong)	1,216	11,516

Schedule of Investments - Virtus WMC International Dividend ETF (Formerly Virtus WMC Global Factor Opportunities ETF) (continued)

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
E.ON SE (Germany)	1,343	$15,719
EDP - Energias de Portugal SA (Portugal)	2,928	14,779
Enagas SA (Spain)	1,448	36,450
Endesa SA (Spain)	858	24,297
Enel SpA (Italy)	3,031	27,595
Fortum OYJ (Finland)	723	14,666
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	14,654	15,164
Iberdrola SA (Spain)	460	5,917
Meridian Energy Ltd. (New Zealand)	1,689	5,444
National Grid PLC (United Kingdom)	2,674	31,516
Naturgy Energy Group SA (Spain)	2,758	51,136
Power Assets Holdings Ltd. (Hong Kong)	9,314	51,856
Red Electrica Corp. SA (Spain)	1,424	27,711
Snam SpA (Italy)	4,158	22,041
SSE PLC (United Kingdom)	617	10,508
Suez SA (France)	435	5,731
Terna Rete Elettrica Nazionale SpA (Italy)	878	6,522
Uniper SE (Germany)	264	9,130
Total Utilities		408,239
Total Common Stocks
(Cost $5,154,003)		5,037,337
PREFERRED STOCK - 0.2%
Consumer Discretionary - 0.2%
Porsche Automobil Holding SE (Germany)* (Cost $10,535)	170	9,630

TOTAL INVESTMENTS - 99.7%
(Cost $5,164,538)		5,046,967
Other Assets in Excess of Liabilities - 0.3%		13,263
Net Assets - 100.0%		$5,060,230

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2020, the aggregate value of these securities was $31,756, or 0.6% of net assets.

Schedule of Investments - Virtus WMC International Dividend ETF (Formerly Virtus WMC Global Factor Opportunities ETF) (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,037,337	$—	$—	$5,037,337
Preferred Stock	9,630	—	—	9,630
Total	$5,046,967	$—	$—	$5,046,967